DISCONTINUED OPERATIONS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended		1 Months Ended				0 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011 Entity	Sep. 28, 2013 Other businesses Entity	Dec. 31, 2011 Other businesses Entity	Dec. 28, 2013 Other businesses Entity	Dec. 29, 2012 Hardware & Home Improvement	Oct. 31, 2012 Hardware & Home Improvement	Dec. 28, 2013 Tong Lung	Dec. 29, 2012 Tong Lung	Dec. 17, 2012 First closing Hardware & Home Improvement	Apr. 08, 2013 Second closing Tong Lung
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number Of Entities Classified As Held for Sale				2
Income Tax Expense (Benefit) Related to Sale of Business	$ (19.1)
Impairment of Long-Lived Assets Held-for-use	22.2
Proceeds from sales of businesses, net of cash sold	93.5	1,260.6	27.1		27.1		1,400.0	1,400.0				93.5
Gain (loss) from sale of businesses					18.8		(358.9)				(358.9)	(4.7)
Number of small of businesses sold			3		3	2
Assets held for sale									10.1	171.7
Liabilities held for sale									$ 6.3	$ 37.3